UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22061

Name of Fund:	BlackRock Funds II Emerging Market Debt Portfolio Strategic Income Portfolio

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Donald C. Burke,

Chief Executive Officer,

BlackRock Funds II, 800

Scudders Mill Road, Plainsboro, NJ, 08536.

Name and address of agent for service:

P.O. Box 9011, Princeton, NJ, 08543-9011

Mailing address:

Registrant’s telephone number, including area code: (800)441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 06/30/2008

Item 1	–	Report to Stockholders

EQUITIES    FIXED INCOME    REAL ESTATE    LIQUIDITY    ALTERNATIVES    BLACKROCK SOLUTIONS

BlackRock
Emerging Market Debt Portfolio

SEMI-ANNUAL REPORT | JUNE 30, 2008 (UNAUDITED)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	BLACKROCK EMERGING MARKET DEBT PORTFOLIO	JUNE 30, 2008

A Letter to Shareholders

Dear Shareholder

Throughout the past year, investors were overwhelmed by lingering credit and financial market troubles, surging oil prices and more recently, renewed inflation concerns. Healthy nonfinancial corporate profits and robust exporting activity remained among the few bright spots, helping the economy to grow at a modest, but still positive, pace.

The Federal Reserve Board (the “Fed”) has been aggressive in its attempts to stoke economic growth and ease financial market instability. In addition to slashing the target federal funds rate 325 basis points (3.25%) between September 2007 and April 2008, the central bank introduced the new Term Securities Lending Facility, granted broker-dealers access to the discount window and used its own balance sheet to help negotiate the sale of Bear Stearns. As widely anticipated, the end of the period saw a pause in Fed action, as the central bank held the target rate steady at 2.0% amid rising inflationary pressures.

As the Fed’s bold response to the financial crisis helped ease credit turmoil and investor anxiety, U.S. equity markets sank sharply over the last six months, notwithstanding a brief rally in the spring. International markets were not immune to the tumult, with most regions also registering declines.

Treasury securities also traded in a volatile fashion, but generally rallied (yields fell as prices correspondingly rose), with investors continuing to seek safety as part of a broader flight to quality. The yield on 10-year Treasury issues, which fell to 3.34% in March 2008, climbed up to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then reversed course and declined to 3.99% by period-end when credit fears re-emerged.

Tax-exempt issues eked out gains for the reporting period, but underperformed their taxable counterparts, as the group continued to be pressured by problems among municipal bond insurers and the breakdown in the market for auction rate securities.

The major benchmark indexes generated results that largely reflected heightened investor risk aversion:

Total Returns as of June 30, 2008	6-month	12-month
U.S. equities (S&P 500 Index)	(11.91)%	(13.12)%
Small cap U.S. equities (Russell 2000 Index)	(9.37)%	(16.19)%
International equities (MSCI Europe, Australasia, Far East Index)	(10.96)%	(10.61)%
Fixed income (Lehman Brothers U.S. Aggregate Index)	1.13%	7.12%
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	0.02%	3.23%
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	(1.08)%	(1.74)%

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Portfolio Summary

Portfolio Management Commentary

How did the Portfolio perform?

•	The Portfolio underperformed the JPMorgan Global Diversified EMBI Index benchmark for the period from inception (February 1, 2008) through June 30, 2008.

What factors influenced performance?

•

An overweight in Argentina earlier in the period hindered performance as credit spreads in that market widened. The Fund’s underweight duration, which we had held as a defensive posture, also was a detractor as the markets recovered and interest rates dropped following JPMorgan Chase & Co.’s bailout of Bear Stearns.

•

Portfolio performance benefited from an overweight in long-term Venezuela debt, as well as short interest-rate swap positions in South Africa and Mexico. These short swap positions made money for the Portfolio as interest rates in both of these markets rose during the period. Also contributing positively were several short currency positions, including the Iceland krona, South Korea won and the Philippines peso.

Describe recent Portfolio activity.

•

During the reporting period, we moved the Portfolio to a more defensive position, as there have been renewed concerns over global credit markets and prospects for economic expansion in the U.S. We increased the weighting in Venezuela, but moved the exposure to Argentina to an underweight later on, as the political situation in that country continued to deteriorate. We decreased the allocation to Mexico because we believed that there was not much value in higher-quality securities. We reduced the exposure to Brazil, as these bonds rallied on the news of the country’s move to an investment-grade rating. We also decreased the weighting in the Philippines.

Describe Portfolio positioning at period-end.

•

At period-end, the Portfolio was positioned to benefit from positive credit actions and constructive sentiment on emerging markets countries after two major credit rating agencies, Fitch and Standard & Poor’s, upgraded Brazil’s debt to investment grade. Other credits, including those of Peru and Colombia, are likely to reach investment-grade status in the near future from more than one rating agency, and we anticipate that the Portfolio’s performance will benefit from those actions. The Portfolio remains overweight in the currencies of higher-rated Asian governments on expectations that they will let their currencies appreciate in an effort to combat inflation.

•

Going forward, we expect the strong position of emerging markets governments to help them weather the global storm. Record international reserves and high interest rate differentials versus developed markets should continue to support emerging-markets currencies. However, in this volatile environment, we believe that credit selection and active management will be critical in avoiding vulnerable markets and securities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of June 30, 2008

Sector Allocation	Percent of Long-Term Investments
Sovereign Bonds	87%
Corporate Bonds	12
U.S. Government & Agency Obligations	1

Ten Largest Country Allocation	Percent of Long-Term Investments
Russia	17%
Brazil	16
Colombia	11
Mexico	7
Turkey	7
Venezuela	6
Indonesia	5
Panama	5
Philippines	4
Uruguay	4

4	BLACKROCK EMERGING MARKET DEBT PORTFOLIO	JUNE 30, 2008

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

2	Commencement of operations.

3	The Portfolio invests primarily in a global portfolio of fixed income securities and derivatives of any maturity of issuers located in emerging markets that may be denominated in any currency (on a hedged or un-hedged basis).

4	This index is a uniquely-weighted version of the EMBI Global, which tracks total returns for U.S-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities across 38 countries. The EMBI Global Diversified limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.

Performance Summary for the Period Ended June 30, 2008

	Total Returns[5]
	Since Inception[6]
	w / o sales charge	w / sales charge
BlackRock	(1.49)%	—
Institutional	(1.55)%	—
Investor A	(1.74)%	(5.71)%
Investor C	(1.93)%	(2.89)%
JP Morgan Global Diversified EMBI Index	(1.20)%	—

5	Assuming maximum sales charge. See “About Portfolio’s Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

6	The Portfolio commenced operations on 2/01/08.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value February 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During the Period[7]	Beginning Account Value February 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During the Period[7]
BlackRock	$1,000.00	$985.10	$3.48	$1,000.00	$1,021.45	$3.55
Institutional	$1,000.00	$984.50	$3.98	$1,000.00	$1,020.94	$4.06
Investor A	$1,000.00	$982.60	$4.94	$1,000.00	$1,019.95	$5.05
Investor C	$1,000.00	$980.70	$7.51	$1,000.00	$1,017.32	$7.68

7	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.85% for BlackRock, 0.97% for Institutional, 1.21% for Investor A and 1.84% for Investor C), multiplied by the average account value over the period, multiplied by 151/366 (to reflect the period shown).

8	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal period divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK EMERGING MARKET DEBT PORTFOLIO	JUNE 30, 2008	5

About Portfolio’s Performance

•	BlackRock and Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee).

•

Investor C Shares are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assumes reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Performance information is stated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor C Shares) and assumes the reinvestment of dividends and distributions.

The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of the Portfolio. The Portfolio’s returns would have been lower if there were no such waivers and reimbursements. BlackRock Advisors, LLC is under no obligation to waive or continue waiving its fees after February 1, 2009.

The performance shown in the line graph is that of Institutional Shares and Investor A Shares of the Portfolio. Excluding the effects of sales charges, the actual performance of Investor C Shares is lower than the performance of BlackRock Shares, Institutional Shares and Investor A Shares because Investor C Shares have higher expenses than BlackRock Shares, Institutional Shares and Investor A Shares. Purchasers of Investor A Shares generally pay a front-end sales charge, while purchasers of Investor C Shares may pay a contingent deferred sales charge (depending on how long they hold their shares) when they sell their shares.

Disclosure of Expenses

Shareholders of the Portfolio may incur the following charges: (a) expenses related to transactions, including sales charges and redemption fees; and (b) operating expenses, including advisory fees, service and distribution fees including 12b-1 fees, and other Portfolio expenses. The expense example on the previous page (which are based on a hypothetical investment of $1,000 invested on February 1, 2008 and held through June 30, 2008) are intended to assist shareholders both in calculating expenses based on an investment in the Portfolio and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Portfolio and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK EMERGING MARKET DEBT PORTFOLIO	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Oil & Gas(a) — 8.3%
Gazprom (Russian Federation),
9.63%, 3/01/13	$400	$441,620
Pemex Project Funding Master Trust (Mexico),
5.75%, 3/01/18	180	177,750
Petronas Capital Ltd. (Malaysia),
7.00%, 5/22/12	200	215,052

		834,422

Telecommunications(a) — 1.6%
America Movil SAB de CV (Mexico),
6.38%, 3/01/35	170	161,482

Total Corporate Bonds (Cost — $1,029,395) — 9.9%		995,904

Non-Dollar Bonds
Turkey — 0.2%
Republic of Turkey (TRY),
14.00%, 1/19/11
(Cost — $19,598) — 0.2%	25	17,345

Sovereign Bonds
Government(a) — 75.4%
Dominican Republic,
9.04%, 1/23/18	55	55,742
Republic of Argentina,
8.28%, 12/31/33	61	46,281
1.33%, 12/31/38(b)	550	187,000
Republic of Brazil,
6.00%, 1/17/17	320	326,240
8.00%, 1/15/18	830	921,715
8.25%, 1/20/34	75	92,212
7.13%, 1/20/37	50	55,175
Republic of Colombia,
10.00%, 1/23/12	610	706,685
7.38%, 1/27/17	150	162,600
8.13%, 5/21/24	50	57,625
Republic of Ecuador,
10.00%, 8/15/30(b)	250	243,750
Republic of Indonesia,
7.50%, 1/15/16	130	130,975
6.88%, 1/17/18	100	94,000
6.63%, 2/17/37	130	108,550
7.75%, 1/17/38	100	95,404
Republic of Panama,
7.13%, 1/29/26	100	105,500
8.88%, 9/30/27	200	251,000
9.38%, 4/01/29	88	115,060
Republic of Peru,
6.55%, 3/14/37	230	232,875
Republic of Philippines,
7.75%, 1/14/31	340	352,308
Republic of South Africa,
6.50%, 6/02/14	220	226,325
Republic of Turkey,
7.25%, 3/15/15	320	315,600
6.88%, 3/17/36	390	322,237
Republic of Uruguay,
7.50%, 3/15/15	340	372,300
Republic of Venezuela,
9.25%, 9/15/27	320	300,320
9.38%, 1/13/34	270	245,295
Russian Federation,
7.50%, 3/31/30	896	1,005,606
Ukraine Government,
6.58%, 11/21/16	200	177,500
United Mexican States (Mexico),
6.75%, 9/27/34	272	288,592

Total Sovereign Bonds (Cost — $7,921,073) — 75.4%		7,594,472

U.S. Government & Agency Obligations
U.S. Treasury Notes,
3.50%, 2/15/18(c)
(Cost — $100,570) — 0.9%	100	96,258

Short-Term Investments
Brown Brothers Harriman & Co., 1.60%(d)	113	112,943
Federal Home Loan Bank, Discount Notes,
2.15%, 7/28/08(e)	700	698,871

Total Short-Term Investments (Cost — $811,814) — 8.0%		811,814

Portfolio Abbreviations

To simplify the listings of Portfolio’s holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list on the right.

AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CDX EM.9	Dow Jones CDX Emerging
Market Series 9
CNY	Chinese Renminbi
COP	Columbian Peso
CZK	Czechoslovakian Krone
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
IDR	Indonesian Rupiah
ISK	Iceland Krona
JIBAR	Johannesburg InterBank Average Rate
JPY	Japanese Yen
KRW	Korean Won
LIBOR	London InterBank Offered Rate
MXIBTIIE	Mexico InterBank TIIE 28 Day
MXP	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
TRY	Turkish Lira
UAH	Ukraine Hryvnia
ZAR	South African Rand

See Notes to Financial Statements.

BLACKROCK EMERGING MARKET DEBT PORTFOLIO	JUNE 30, 2008	7

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Call Options Purchased	Contracts	Value
U.S. Dollar versus Euro, Strike Price 1.58 EUR, Expires 10/03/08	35	$9,262
U.S. Dollar versus Korean Won, Strike Price 1,002.50 KRW, Expires 10/14/08	37	17,935
U.S. Dollar versus Mexican Peso, Strike Price 10.3970 MXP, Expires 7/03/08	68	652

Total Call Options Purchased (Cost — $14,448) — 0.3%		27,849

Total Investments (Cost — $9,896,898*) — 94.7%		9,543,642
Other Assets in Excess of Liabilities — 5.3%		529,535

Net Assets — 100.0%		$10,073,177

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$9,896,898

Gross unrealized appreciation	$31,952
Gross unrealized depreciation	(385,208)

Net unrealized depreciation	$(353,256)

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	Variable rate security. Rate shown is as of report date.
(c)	All or a portion of security, has been pledged as collateral in connection with open financial futures contracts.
(d)	Represents current yield as of report date.
(e)	Rate shown reflects the discount rate at the time of purchase.

•	Forward foreign exchange contracts purchased as of June 30, 2008 were as follows:

Foreign Currency Purchased	Currency Amount	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	75,000	07/02/2008	$2,136
AUD	190,000	07/23/2008	(131)
CZK	4,969,000	07/23/2008	14,124
EUR	660,000	07/23/2008	1,499
ISK	28,620,000	07/23/2008	(7,248)
JPY	37,413,140	07/23/2008	(7,201)
MXP	9,500,000	07/23/2008	18,502
PLN	240,000	07/23/2008	1,634
SGD	490,000	07/23/2008	(3,379)
UAH	400,000	07/23/2008	3,622
ZAR	100,000	07/23/2008	294
IDR	465,000,000	07/28/2008	343
COP	50,000,000	07/30/2008	(1,719)
KRW	148,000,000	07/30/2008	(331)
MYR	425,000	07/30/2008	(5,397)
PHP	5,200,000	07/30/2008	(2,481)
RUB	5,515,000	07/30/2008	1,558
BRL	75,000	08/04/2008	(112)
AED	830,000	08/28/2008	(4,488)
UAH	200,000	08/29/2008	1,772
EUR	130,000	10/03/2008	290
KRW	68,687,500	10/16/2008	$(4,528)
CNY	1,510,000	11/10/2008	3,618
AED	400,000	05/19/2009	(1,003)

Total Net Unrealized Appreciation on Forward Foreign Exchange Contracts (USD Commitment - $5,514,543)			$11,374

•	Forward foreign exchange contracts sold as of June 30, 2008 were as follows:

Foreign Currency Sold	Currency Amount	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	75,000	07/02/2008	$86
AUD	190,000	07/23/2008	(2,410)
CZK	4,996,300	07/23/2008	(13,580)
EUR	766,272	07/23/2008	(6,128)
ISK	28,620,000	07/23/2008	10,352
JPY	37,561,535	07/23/2008	4,428
MXP	10,560,000	07/23/2008	(16,321)
PLN	240,000	07/23/2008	(1,695)
TRY	270,834	07/23/2008	(17,133)
ZAR	325,000	07/23/2008	712
IDR	460,000,000	07/28/2008	(576)
COP	50,000,000	07/30/2008	1,582
KRW	266,683,000	07/30/2008	6,135
MYR	415,786	07/30/2008	14
PHP	10,420,000	07/30/2008	6,995
UAH	300,000	08/22/2008	(1,881)
AED	400,000	08/28/2008	228
EUR	130,000	10/03/2008	(2,283)

Total Net Unrealized Depreciation on Forward Foreign Exchange Contracts (USD Commitment - $4,903,695)			$(31,475)

•	Financial futures contracts purchased as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
6	EURIBOR	September 2008	$2,243,312	$(3,529)

See Notes to Financial Statements.

8	BLACKROCK EMERGING MARKET DEBT PORTFOLIO	JUNE 30, 2008

Schedule of Investments (concluded)

•	Swaps outstanding as of June 30, 2008 were as follows:

	Notional Amount		Unrealized Appreciation (Depreciation)
Pay a fixed rate of 11.86% and receive a floating rate based on 3-month JIBAR
Broker, JP Morgan Chase Expires, October 2008	ZAR	35,000,000	$6,259
Pay a fixed rate of 12.76% and receive a floating rate based on 3-month $ LIBOR
Broker, Lehman Brothers Expires, December 2008		$55,000,000	—
Pay a fixed rate of 12.75% and receive a floating rate based on 3-month JIBAR
Broker, Deutsche Bank Expires, January 2009	ZAR	65,000,000	85
Pay a fixed rate of 11.45% and receive a floating rate based on 3-month JIBAR
Broker, JP Morgan Chase Expires, May 2010	ZAR	75,000,000	22,310
Pay a fixed rate of 8.08% and receive a floating rate based on 28 Day MXIBTIIE
Broker, JP Morgan Chase Expires, May 2010	MXP	13,000,000	22,305
Pay a fixed rate of 8.73% and receive a floating rate based on 28 Day MXIBTIIE
Broker, Deutsche Bank Expires, June 2010	MXP	11,000,000	7,839
Pay a fixed rate of 1.65% and receive a floating rate based on 3-month $ LIBOR
Broker, Deutsche Bank Expires, June 2013		$200,000	(1,030)
Bought credit default protection on CDX EM.9 and pay 2.65%
Broker, Goldman Sachs Expires, June 2013		$150,000	618
Bought credit default protection on Republic of Iceland and pay 1.55%
Broker, Union Bank of Switzerland Expires, June 2013		$200,000	9,952
Bought credit default protection on Republic of Iceland and pay 1.22%
Broker, Lehman Brothers Expires, June 2018		$200,000	$19,452

Total			$87,790

•	For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the Securities and Exchange Commission (the “SEC”). This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.
•	Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 – price quotations in active markets/exchanges for identical securities
•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market –corroborated inputs)
•	Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments **
Level 1	$—	$(3,529)
Level 2	9,543,642	67,689
Level 3	—	—

Total	$9,543,642	$64,160

**	Other financial instruments are futures, forwards and swap contracts.

See Notes to Financial Statements.

BLACKROCK EMERGING MARKET DEBT PORTFOLIO	JUNE 30, 2008	9

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)
Assets
Investments at value (cost $9,896,898)	$9,543,642
Foreign currency at value (cost $209,485)	210,211
Investments sold receivable	11,674,521
Unrealized appreciation on swaps	88,820
Unrealized appreciation on forward foreign currency contracts	79,924
Interest receivable	222,685
Receivable from advisor	9,378
Capital shares sold receivable	293
Prepaid expenses	90,654

Total assets	21,920,128

Liabilities
Investments purchased payable	11,644,086
Unrealized depreciation on forward foreign currency contracts	100,025
Margin variation payable	913
Unrealized depreciation on swaps	1,030
Premiums received for swap contracts	1,218
Income dividends payable	48,840
Other affiliates payable	14,811
Capital shares redeemed payable	7,913
Officer’s and Trustees’ fees payable	63
Service and distribution fees payable	75
Other accrued expenses payable	27,977

Total liabilities	11,846,951

Net Assets
Net assets	$10,073,177

Net Assets Consist of
Paid-in capital, $0.001 par value, unlimited number of shares authorized	$10,436,025
Distributions in excess of net investment income	(15,265)
Accumulated net realized loss	(59,255)
Net unrealized appreciation/depreciation	(288,328)

Net assets	$10,073,177

Net Asset Value
BlackRock - Based on net assets of $9,928,298 and 1,029,142 shares outstanding	$9.65

Institutional - Based on net assets of $28,231 and 2,926 shares outstanding	$9.65

Investor A - Based on net assets of $29,539 and 3,063 shares outstanding	$9.64

Investor C - Based on net assets of $87,109 and 9,029 shares outstanding	$9.65

See Notes to Financial Statements.

10	BLACKROCK EMERGING MARKET DEBT PORTFOLIO	JUNE 30, 2008

Statement of Operations

Period February 1, 2008[1] to June 30, 2008 (Unaudited)
Investment Income
Interest	$228,026
Dividends	4,127
Interest from affiliates	1

Total investment income	232,154

Expenses
Investment advisory	24,345
Organization and Offering	74,754
Professional	17,083
Custodian	14,800
Officer and Trustees	3,125
Administration	3,043
Administration - BlackRock	1,005
Registration	325
Service and distribution - Investor C	143
Service - Investor A	27
Transfer agent - Investor A	21
Transfer agent - BlackRock	19
Transfer agent - Institutional	19
Transfer agent - Investor C	9
Administration - Investor A	3
Administration - Investor C	3
Administration - Institutional	2
Miscellaneous	4,588

Total expenses	143,314
Less fees waived by advisor	(24,345)
Less administration fees waived	(3,043)
Less administration fees waived - class specific	(999)
Less transfer agent fees reimbursed - class specific	(39)
Less expenses reimbursed by advisor	(80,196)

Total expenses after waivers and reimbursement	34,692

Net investment income	197,462

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(54,894)
Written options	3,316
Futures and swaps	4,167
Foreign currency transactions	(11,844)

(59,255)

Net change in unrealized appreciation/depreciation on:
Investments	(353,256)
Futures and swaps	84,261
Foreign currency transactions	(19,333)

(288,328)

Net realized and unrealized loss	(347,583)

Net Decrease in Net Assets Resulting from Operations	$(150,121)

1	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK EMERGING MARKET DEBT PORTFOLIO	JUNE 30, 2008	11

Statement of Changes in Net Assets

Increase in Net Assets:	Period February 1, 2008[1] to June 30, 2008 (Unaudited)
Operations
Net investment income	$197,462
Net realized loss	(59,255)
Net change in unrealized appreciation/depreciation	(288,328)

Net decrease in net assets resulting from operations	(150,121)

Dividends to Shareholders From
Net investment income:
BlackRock	(211,081)
Institutional	(476)
Investor A	(528)
Investor C	(642)

Decrease in net assets resulting from dividends to shareholders	(212,727)

Capital Share Transactions
Net increase in net assets resulting from capital share transactions	10,436,022

Redemption Fees
Redemption fees	3

Net Assets
Total increase in net assets	10,073,177
Beginning of period	—

End of period	$10,073,177

End of period distributions in excess of net investment income	$(15,265)

1	Commencement of operations.

See Notes to Financial Statements.

12	BLACKROCK EMERGING MARKET DEBT PORTFOLIO	JUNE 30, 2008

Financial Highlights

	Period February 1, 2008[1] to June 30, 2008 (Unaudited)
	BlackRock	Institutional	Investor A	Investor C
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00

Net investment income[2]	0.20	0.19	0.18	0.14
Net realized and unrealized loss[3]	(0.35)	(0.34)	(0.35)	(0.33)

Net decrease from investment operations	(0.15)	(0.15)	(0.17)	(0.19)

Dividends from net investment income	(0.20)	(0.20)	(0.19)	(0.16)

Net asset value, end of period	$9.65	$9.65	$9.64	$9.65

Total Investment Return
Based on net asset value[4]	(1.49)%	(1.55)%	(1.74)%[5]	(1.93)%[5]

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement[6]	0.85%	0.97%	1.21%	1.84%

Total expenses[6]	3.53%	3.78%	4.01%	4.68%

Net investment income[6]	4.87%	4.69%	4.44%	3.39%

Supplemental Data
Net assets, end of period (000)	$9,928	$28	$30	$87

Portfolio turnover	62%	62%	62%	62%

1	Commencement of operations.
2	Based on average shares outstanding.
3	Includes redemption fee, which is less than $0.01 per share.
4	Aggregate total investment return.
5	Total investment returns exclude the effects of sales charges.
6	Annualized.

See Notes to Financial Statements.

BLACKROCK EMERGING MARKET DEBT PORTFOLIO	JUNE 30, 2008	13

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock FundsSM (the “Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2008, the Fund had 34 registered portfolios. These financial statements relate to the Fund’s Emerging Market Debt Portfolio (the “Portfolio”). The Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. The Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Portfolio of the Fund offers multiple classes of shares. BlackRock and Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the Investor A and Investor C Shares may bear certain expenses related to the service and/or distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its service and distribution expenditures.

The following is a summary of significant accounting policies followed by the Portfolio:

Valuation of Investments: The Portfolio values its bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Fund’s Board of Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued by quoted fair values received daily by the Portfolio’s pricing service or through brokers. Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. Over-the-counter (“OTC”) options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors. Short-term securities are valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deem relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Portfolio may engage in various portfolio investment strategies to increase the return of the Portfolio and to hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

•

Swaps - The Portfolio may enter into swap agreements, which are OTC contracts in which the Portfolio and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Portfolio are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements.

Interest rate swaps - Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Total return swaps - Total return swaps are agreements in which one party commits to pay interest in exchange for a market-linked return.

14	BLACKROCK EMERGING MARKET DEBT PORTFOLIO	JUNE 30, 2008

Notes to Financial Statements (continued)

To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Credit default swaps - Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place.

•

Futures - The Portfolio may purchase or sell financial or index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recognized by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

•

Forward foreign exchange contracts - The Portfolio may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Forward currency contracts, when used by the Portfolio, help to manage the overall exposure to the foreign currency backing some of the investments held by the Portfolio. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

•

Options - The Portfolio may purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid).

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions. The Portfolio reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Portfolio segregate assets in connection with certain investments (e.g., futures contracts), the Portfolio will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Portfolio amortizes all premiums and discounts on debt securities. Income, realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Financial Accounting Standards Board (“FASB”) interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”), prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The administrator has evaluated the application of FIN 48 to the Portfolio and has determined that the adoption of FIN 48 does not have a material impact on the Portfolio’s financial statements. The Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.

BLACKROCK EMERGING MARKET DEBT PORTFOLIO	JUNE 30, 2008	15

Notes to Financial Statements (continued)

Recent Accounting Pronouncements: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The impact on the Portfolio’s financial statement disclosures, if any, is currently being assessed.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Portfolio were expensed by the Portfolio and reimbursed by the Advisor. Offering costs are amortized over a twelve month period beginning with the commencement of operations.

Other: Expenses directly related to the Portfolio or its classes are charged to that Portfolio or class. Other operating expenses shared by several Portfolios are pro-rated among those Portfolios on the basis of relative net assets or other appropriate methods. Other expenses of the Portfolio are allocated daily to each class based on its relative net assets. Offering cost are amortized over a twelve month period beginning with the commencement of operations.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund, on behalf of the Portfolio, entered into an Investment Advisory Agreement with the BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays the Advisor a monthly fee based on the average daily value of the Portfolio’s net assets, at the following annual rates:

Average Daily Net Assets
first $ 1 billion	0.600%
$1 billion - $2 billion	0.550
$2 billion - $3 billion	0.525
greater than $3 billion	0.500

The Advisor has entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Advisor, under which the Advisor pays BFM, for services it provides, a monthly fee that is a percentage of the advisory fee paid by the Portfolio to the Advisor.

PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), formerly PFPC Inc., an indirect wholly-owned subsidiary of PNC, serves as transfer and dividend disbursing agent. Each class of the Portfolio bears the costs of transfer agent fees associated with such respective class. Transfer agency fees borne by each class of the Portfolio are comprised of those fees charged for all shareholder communications including the mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Portfolio, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

PNCGIS and the Advisor act as co-administrators for the Portfolio. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Portfolio. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of average of daily net assets in excess of $1 billion of the Portfolio. In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of average of daily net assets in excess of $1 billion. In addition, PNCGIS and the Advisor may have, at their discretion, voluntarily waived all or any portion of their administration fees for the Portfolio or a share class.

The Fund, on behalf of the Portfolio, has entered into a Distribution Agreement with BlackRock Distributors, Inc. (“BDI”), an affiliate of BlackRock, Inc. The Fund has also adopted a Distribution Plan on behalf of the Portfolio in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Portfolio pays BDI ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%

For the period February 1, 2008 to June 30, 2008, the Portfolio paid $27 to affiliates in return for distribution and sales support services.

For the period February 1, 2008 to June 30, 2008, the following chart shows the class-specific waivers.

	Share Classes
	BlackRock	Institutional	Investor A	Total
Administration Fees Waived	$(997)	$(1)	$(1)	$(999)
Transfer Agent Fees Reimbursed	(19)	(9)	(11)	(39)

The Advisor contractually agreed to waive or reimburse fees or expenses until February 1, 2009, in order to limit expenses. These expense limits apply to the aggregate expenses incurred on a share class (excluding; interest, taxes, brokerage commissions, expenses incurred as a result of investments in other funds and other expenses attributable to, and incurred as a result of, the Portfolio’s investments and other

16	BLACKROCK EMERGING MARKET DEBT PORTFOLIO	JUNE 30, 2008

Notes to Financial Statements (concluded)

extraordinary expenses). This agreement is reviewed annually by the Board. The current expense limitations as a percentage of net assets are as follows:

Share Classes
BlackRock	Institutional	Investor A	Investor C
0.85%	1.00%	1.25%	2.00%

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from the Advisor are less than the expense limit for that share class, the Advisor is entitled to reimbursement by such share class up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio has more than $50 million in assets, (2) the Advisor or an affiliate continues to be the Portfolio’s investment advisor or administrator and (3) the Board has approved the payments to the Advisor at the previous quarterly meeting.

At June 30, 2008, the amount subject to possible future reimbursement under the expense limitation agreement was $52,718 expiring January 31, 2011.

The Advisor reimbursed organization costs of $16,582, which are a component of expenses reimbursed by advisor in the Statement of Operations.

The Portfolio may earn income on positive cash balances in demand deposit accounts that are maintained by PNCGIS on behalf of the Portfolio. The income earned for the period February 1, 2008 to June 30, 2008 was $1.

The Portfolio may also receive earnings credits related to cash balances with PNCGIS which are shown on the Statement of Operations as fees paid indirectly. There were no fees paid indirectly for the period February 1, 2008 to June 30, 2008.

Certain officers and/or trustees of the Portfolio are officers and/or trustees of BlackRock, Inc. or its affiliates.

3. Investments:

For the period February 1, 2008 to June 30, 2008, purchases and sales of securities including paydowns, excluding short-term investment securities, were $13,416,329 and $4,278,495, respectively.

Written options transactions entered into during the period February 1, 2008 to June 30, 2008 are summarized as follows:

	Contracts	Premium
Balance at 2/01/08	—	$—
Written	(63)	(3,316)
Expired	63	3,316
Closed	—	—

Balance at 6/30/08	—	$—

There is a 2% redemption fee on shares of the Portfolio redeemed or exchanged which have been held for 30 days or less. The redemption fees are collected and retained by the Portfolio for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital.

4. Market Risk:

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. This may limit the number of shares available for acquisition or disposition by the Portfolio.

5. Capital Shares:

Transactions in capital shares were as follows:

	Period February 1, 2008 to June 30, 2008
	Shares	Amount
BlackRock
Shares sold	1,060,193	$10,594,975
Shares issued in reinvestment of dividends	313	3,059

Total issued	1,060,506	10,598,034
Shares redeemed	(31,364)	(310,901)

Net increase	1,029,142	$10,287,133

Institutional
Shares sold	2,920	$29,115
Shares issued in reinvestment of dividends	6	61

Net increase	2,926	$29,176

Investor A
Shares sold	3,442	$34,264
Shares issued in reinvestment of dividends	14	131

Total issued	3,456	34,395
Shares redeemed	(393)	(3,800)

Net increase	3,063	$30,595

Investor C
Shares sold	9,028	$89,105
Shares issued in reinvestment of dividends	19	187

Total issued	9,047	89,292
Shares redeemed	(18)	(174)

Net increase	9,029	$89,118

BLACKROCK EMERGING MARKET DEBT PORTFOLIO	JUNE 30, 2008	17

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of BlackRock Emerging Market Debt Portfolio (the “Portfolio”) of BlackRock Funds II (the “Fund”) met on November 27, 2007 to consider the approval of the Fund’s proposed investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Adviser”), the Fund’s investment adviser. The Board also considered the approval of the Fund’s proposed subadvisory agreement (the “Subadvisory Agreement”) between the Adviser and BlackRock Financial Management, Inc. (the “Subadviser”). The Portfolio commenced operations in February 2008. The Adviser and the Subadviser are referred to herein as “BlackRock.” For simplicity, the Portfolio and the Fund are referred to herein as the “Fund.” The Advisory Agreement and the Subadvisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board of the Fund consists of fifteen individuals, twelve of whom are not “interested persons” of the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Trustees are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Trustee. The Board established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Trustees.

Board Considerations in Approving the Agreements

The Approval Process: At an in-person meeting held on November 27, 2007, the Board reviewed materials relating to its consideration of the Agreements. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of services; (d) economies of scale; and (e) other factors.

In determining to approve the Agreements, the Board met with the relevant investment advisory personnel from BlackRock, and considered all information they deemed reasonably necessary to evaluate the terms of the Agreements. The Board received materials in advance of the November 2007 meeting relating to its consideration of the Agreements, including: (i) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses in comparison to the fees and expense ratios of a peer group of funds as determined by Lipper (“Peers”); (ii) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (iii) information regarding fees paid to service providers that are affiliates of BlackRock; (iv) information regarding compliance records and regulatory matters relating to BlackRock; and (v) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreements.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Trustees, reviewed the nature, extent and quality of services to be provided by BlackRock. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Trustees considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Trustees considered the scope of the services provided by BlackRock to the Fund under the Agreements relative to services typically provided by third parties to other funds. The Trustees noted that the standard of care applicable under the Agreements was comparable to that found generally in investment company advisory and sub-advisory agreements. The Trustees concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Trustees, also considered the quality of the services provided by BlackRock to the Fund. The Trustees evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including their code of ethics (regulating the personal trading of their officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Trustees also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board, including the Independent Trustees, also considered information relating to the education, experience and number of investment professionals and other personnel who would provide services under the Agreements. The Trustees also took into account the time and attention to be devoted by senior management of BlackRock to the Fund. The Trustees also considered the business reputation of BlackRock and their financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreements.

B. The Investment Performance of the Fund and BlackRock: The Board did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from the Relationship with the Fund: In connection with the initial approval of the Agreements, the Board, including the Independent Trustees, considered the fees and expense ratios of each class of shares of the Fund. They compared the fees, both before and after any fee waivers and expense reimbursements, and expense ratios of the Fund against fees and expense ratios of its Peers. The Board also took into account that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee

18

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

rate downward as the size of the Fund increases, thereby allowing shareholders the potential to participate in economies of scale. The Trustees also were provided with information about the services rendered, and the fee rates offered, to other clients advised by BlackRock. Because the Fund had not commenced operations as of the date of the November 2007 meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.

Following consideration of this information, the Board, including the Independent Trustees, concluded that the fees to be paid pursuant to the Agreements were fair and reasonable in light of the services provided.

D. Economies of Scale: Since the Fund is newly formed, BlackRock was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any. The Board, including the Independent Trustees, however, did consider the extent to which economies of scale might be realized in respect of the management of the Portfolio with other portfolios of the Fund. The Board also considered the fee waivers and expense reimbursement arrangements by BlackRock with respect to the Fund.

E. Other Factors: The Board, including the Independent Trustees, also took into account other potential benefits to BlackRock and its affiliates, such as the ability to leverage investment professionals that also manage other portfolios, an increase in BlackRock’s profile in the broker-dealer community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, transfer agency, distribution and custodial services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by transactions in the Fund to assist itself in managing all or a number of its other client accounts.

The Board, including all of the Independent Trustees, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Fund were consistent with those generally available to other mutual fund sponsors.

Conclusion

The Board approved the Advisory Agreement between the Adviser and the Fund for a two-year term and the Subadvisory Agreement between the Adviser and the Subadviser for a two-year term. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Agreements were in the best interest of the Fund and the Fund’s shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination.

19

Officers and Trustees

Robert M. Hernandez, Chairman of the Board, Member of the Audit Committee and Trustee

Fred G. Weiss, Vice Chairman of the Board, Chairman of the Audit Committee and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Richard S. Davis, Trustee

Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

Jean Margo Reid, Trustee

David H. Walsh, Trustee

Richard R. West, Member of the Audit Committee and Trustee

Donald C. Burke, Fund President and Chief Executive Officer

Anne F. Ackerley, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Brian P. Kindelan, Chief Compliance Officer of the Fund

Howard Surloff, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Custodian

Brown Brothers Harriman & Co.

Boston, MA 02109

Co-Administrator and Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Wilmington, DE 19809

Distributor

BlackRock Distributors, Inc.

King of Prussia, PA 19406

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Fund Address

BlackRock Funds II

100 Bellevue Parkway

Wilmington, DE 19809

20	BLACKROCK EMERGING MARKET DEBT PORTFOLIO	JUNE 30, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at

http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

BLACKROCK EMERGING MARKET DEBT PORTFOLIO	JUNE 30, 2008	21

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at www.blackrock.com; (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information (if any) on how proxies relating to the Fund’s voting securities were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge on our website at www.blackrock.com, by calling (800) 441-7762 or on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRA’s, SEP IRA’s and 403(b) Plans.

22	BLACKROCK EMERGING MARKET DEBT PORTFOLIO	JUNE 30, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Science & Technology	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Healthcare Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Income Builder Portfolio	BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Low Duration Bond Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.
†	Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK EMERGING MARKET DEBT PORTFOLIO	JUNE 30, 2008	23

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Portfolio unless accompanied or preceded by the Portfolio’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

EMDP-6/08-SAR

EQUITIES    FIXED INCOME    REAL ESTATE    LIQUIDITY    ALTERNATIVES    BLACKROCK SOLUTIONS

BlackRock
Strategic Income Portfolio
SEMI-ANNUAL REPORT | JUNE 30, 2008 (UNAUDITED)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	BLACKROCK STRATEGIC INCOME PORTFOLIO	JUNE 30, 2008

A Letter to Shareholders

Dear Shareholder

Throughout the past year, investors were overwhelmed by lingering credit and financial market troubles, surging oil prices and more recently, renewed inflation concerns. Healthy nonfinancial corporate profits and robust exporting activity remained among the few bright spots, helping the economy to grow at a modest, but still positive, pace.

The Federal Reserve Board (the “Fed”) has been aggressive in its attempts to stoke economic growth and ease financial market instability. In addition to slashing the target federal funds rate 325 basis points (3.25%) between September 2007 and April 2008, the central bank introduced the new Term Securities Lending Facility, granted broker-dealers access to the discount window and used its own balance sheet to help negotiate the sale of Bear Stearns. As widely anticipated, the end of the period saw a pause in Fed action, as the central bank held the target rate steady at 2.0% amid rising inflationary pressures.

As the Fed’s bold response to the financial crisis helped ease credit turmoil and investor anxiety, U.S. equity markets sank sharply over the last six months, notwithstanding a brief rally in the spring. International markets were not immune to the tumult, with most regions also registering declines.

Treasury securities also traded in a volatile fashion, but generally rallied (yields fell as prices correspondingly rose), with investors continuing to seek safety as part of a broader flight to quality. The yield on 10-year Treasury issues, which fell to 3.34% in March 2008, climbed up to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then reversed course and declined to 3.99% by period-end when credit fears re-emerged.

Tax-exempt issues eked out gains for the reporting period, but underperformed their taxable counterparts, as the group continued to be pressured by problems among municipal bond insurers and the breakdown in the market for auction rate securities.

The major benchmark indexes generated results that largely reflected heightened investor risk aversion:

Total Returns as of June 30, 2008	6-month	12-month
U.S. equities (S&P 500 Index)	(11.91)%	(13.12)%
Small cap U.S. equities (Russell 2000 Index)	(9.37)%	(16.19)%
International equities (MSCI Europe, Australasia, Far East Index)	(10.96)%	(10.61)%
Fixed income (Lehman Brothers U.S. Aggregate Index)	1.13%	7.12%
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	0.02%	3.23%
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	(1.08)%	(1.74)%

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Portfolio Summary

Portfolio Management Commentary

How did the Portfolio perform?

•

The Portfolio’s Institutional and Investor A shares posted slightly negative returns, but outperformed the benchmark Lehman Brothers U.S. Aggregate Index for the period from inception (February 5, 2008) through June 30, 2008. The Portfolio’s Investor C shares trailed the benchmark for the same period.

What factors influenced performance?

•

Portfolio performance versus the benchmark benefited from its positioning across a number of spread sectors that performed well during the period, including primarily high-quality residential and commercial mortgage-backed securities, high yield bonds and emerging market bonds. The team saw particular value in the high-quality mortgage sector as spreads continue to remain unusually high relative to U.S. Treasury issues, while still offering excellent credit protection. Within the high yield strategy, underweights, security selection within BB-rated and B-rated issues, and security selection within CCC-rated names all helped relative performance. Security selection within the independent energy sector further boosted returns, as did the combination of an underweight and security selection in both automotives and media non-cable. Security selection within the wireless, paper and life insurance sectors detracted from performance.

Describe recent Portfolio activity.

•	Due to the abbreviated reporting period, there was very little activity outside of the initial investment of funds at Portfolio inception.

Describe Portfolio positioning at period-end.

•

Within the emerging market strategy, the Portfolio has remained biased toward higher-quality countries that are more strongly insulated from the global economic slowdown and are enjoying trade surpluses due to exports and the commodity boom. These countries include Brazil, which was upgraded during the period to investment-grade status, and Russia, which holds one of the largest oil reserves in the world. The Portfolio also holds small allocations to foreign currencies, such as the Chinese renminbi and the Singapore dollar. We believe these currencies will be best poised to appreciate versus the U.S. dollar as Asian countries allow their currencies to appreciate in an effort to slow down their overheating economies.

•

Regarding the high yield strategy, our cautious view on the high yield market and the economy in general are reflected in the Portfolio’s relatively conservative positioning, with overweights in the metals, independent energy, wirelines and wireless sectors. The Portfolio remains underweight in U.S. consumer-driven companies, and favors companies that are poised to benefit from solid global demand. Going forward, volatility is expected to continue, but the Portfolio should be well positioned to mitigate market risks and perform competitively.

•

At period-end, the Portfolio’s assets were invested in the following BlackRock funds: High Yield Bond Portfolio (45%), Emerging Market Debt Portfolio (15%), Low Duration Bond Portfolio (20%) and Government Income Portfolio (20%). The two latter funds offer the Portfolio the best mechanism for capturing our favorable view on the high-quality mortgage sector described above. Our outlook is positive for increased, yet gradual, appreciation within the mortgage sectors as we believe markets will continue to normalize from earlier market dislocation.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Profile as of June 30, 2008

Portfolio Allocation	Percent of Affiliated Investment Companies
Fixed Income Funds	100%

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock High Yield Bond Portfolio	45%
BlackRock Government Income Portfolio	20
BlackRock Low Duration Bond Portfolio	20
BlackRock Emerging Market Debt Portfolio	15

Although the holdings listed above are current as of the period indicated, the Portfolio is regularly monitored and its composition may vary.

4	BLACKROCK STRATEGIC INCOME PORTFOLIO	JUNE 30, 2008

Total Return Based on a $10,000 Investment

1	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

2	Commencement of operations.

3	Under normal market conditions, the Portfolio will invest at least 65% of its assets in other BlackRock fixed-income mutual funds that invest in sectors of the market, including, but not limited to high yield securities, international securities, emerging markets debt and mortgages.

4	An unmanaged index comprised of more than 5,000 taxable bonds. This is an index of investment grade bonds; all securities included must be rated investment grade by Moody’s, Standard & Poor’s or Fitch.

Performance Summary for the Period Ended June 30, 2008

	Total Returns[5]
	Since Inception[6]
	w / o sales charge	w / sales charge
Institutional	(0.27)%	—
Investor A	(0.35)%	(4.37)%
Investor C	(0.82)%	(1.79)%
Lehman Brothers U.S. Aggregate Index	(0.70)%	—

5	Assuming maximum sales charges. See “About Portfolio’s Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

6	The Portfolio commenced operations on 2/05/08.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value February 5, 2008	Ending Account Value June 30, 2008	Expenses Paid During the Period[7]	Beginning Account Value February 5, 2008	Ending Account Value June 30, 2008	Expenses Paid During the Period[7]
Institutional	$1,000.00	$997.35	$0.61	$1,000.00	$1,024.38	$0.62
Investor A	$1,000.00	$996.53	$1.54	$1,000.00	$1,023.44	$1.56
Investor C	$1,000.00	$991.77	$4.49	$1,000.00	$1,020.43	$4.57

7	For each class of the Portfolio, expenses are equal to the annualized expense ratio for the class (0.15% for Institutional, 0.38% for Investor A and 1.12% for Investor C), multiplied by the average account value over the period, multiplied by 147/366 (to reflect the period shown).

8	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal period divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK STRATEGIC INCOME PORTFOLIO	JUNE 30, 2008	5

About Portfolio’s Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee).

•

Investor C Shares are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assumes reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Performance information is stated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor C Shares) and assumes the reinvestment of dividends and distributions.

The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of the Portfolio. The Portfolio’s returns would have been lower if there were no such waivers and reimbursements. BlackRock Advisors, LLC is under no obligation to waive or continue waiving its fees after February 1, 2009.

The performance shown in the line graph is that of Institutional Shares and Investor A Shares of the Portfolio. Excluding the effects of sales charges, the actual performance of Investor C Shares is lower than the performance of Institutional Shares and Investor A Shares because Investor C Shares have higher expenses than Institutional Shares and Investor A Shares. Purchasers of Investor A Shares generally pay a front-end sales charge, while purchasers of Investor C Shares may pay a contingent deferred sales charge (depending on how long they hold their shares) when they sell their shares.

Disclosure of Expenses

Shareholders of the Portfolio may incur the following charges: (a) expenses related to transactions, including sales charges and redemption fees; and (b) operating expenses, including advisory fees, service and distribution fees including 12b-1 fees, and other Portfolio expenses. The expense example on the previous page (which are based on a hypothetical investment of $1,000 invested on February 5, 2008 and held through June 30, 2008) are intended to assist shareholders both in calculating expenses based on an investment in the Portfolio and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Portfolio and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK STRATEGIC INCOME PORTFOLIO	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Fixed Income Funds — 96.8%
BlackRock Emerging Market Debt Portfolio	12,646	$122,165
BlackRock Government Income Portfolio	15,748	164,098
BlackRock High Yield Bond Portfolio	50,084	367,619
BlackRock Low Duration Bond Portfolio	16,881	163,919

		817,801

Total Affiliated Investment Companies (Cost — $829,427*) — 96.8%		817,801
Other Assets in Excess of Liabilities — 3.2%		26,995

Net Assets — 100.0%		$844,796

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$829,427

Gross unrealized appreciation	$—
Gross unrealized depreciation	(11,626)

Net unrealized depreciation	$(11,626)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market –corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Level 1	$817,801
Level 2	—
Level 3	—

Total	$817,801

See Notes to Financial Statements.

BLACKROCK STRATEGIC INCOME PORTFOLIO	JUNE 30, 2008	7

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)
Assets
Investments at value - affiliated (cost $829,427)	$817,801
Investments sold receivable - affiliated	26,229
Capital shares sold receivable	10,887
Prepaid expenses	68,427

Total assets	923,344

Liabilities
Bank overdraft	10,828
Professional fees payable	15,298
Payable to advisor	46,446
Income dividends payable	2,919
Other affiliates payable	359
Service and distribution fees payable	216
Officer’s and Trustees’ fees payable	123
Other accrued expenses payable	2,359

Total liabilities	78,548

Net Assets
Net assets	$844,796

Net Assets Consist of
Paid-in capital, $0.001 par value, unlimited number of shares authorized	$857,383
Accumulated net realized loss	(961)
Net unrealized appreciation/depreciation	(11,626)

Net assets	$844,796

Net Asset Value
Institutional - Based on net assets of $133,905 and 13,782 shares outstanding	$9.72

Investor A - Based on net assets of $429,009 and 44,151 shares outstanding	$9.72

Investor C - Based on net assets of $281,882 and 29,046 shares outstanding	$9.70

See Notes to Financial Statements.

8	BLACKROCK STRATEGIC INCOME PORTFOLIO	JUNE 30, 2008

Statement of Operations

Period February 5, 2008[1] to June 30, 2008 (Unaudited)
Investment Income
Dividends from affiliates	$5,721

Total investment income	5,721

Expenses
Professional	15,002
Organization and Offering	54,163
Printing	2,351
Custodian	472
Service and distribution - Investor C	245
Service - Investor A	116
Officer and Trustees	124
Administration	69
Transfer agent - Investor C	11
Administration - Investor A	10
Transfer agent - Institutional	9
Transfer agent - Investor A	9
Administration - Investor C	6
Administration - Institutional	4
Miscellaneous	1,371

Total expenses	73,962
Less administration fees waived	(69)
Less administration fees waived - Investor A	(9)
Less transfer agent fees reimbursed - Investor C	(9)
Less transfer agent fees reimbursed - Institutional	(8)
Less transfer agent fees reimbursed - Investor A	(8)
Less administration fees waived - Investor C	(5)
Less administration fees waived - Institutional	(4)
Less expenses reimbursed by advisor	(73,348)

Total expenses after waivers and reimbursement	502

Net investment income	5,219

Realized and Unrealized Loss
Net realized loss from affiliated investments	(961)
Net change in unrealized appreciation/depreciation on affiliated investments	(11,626)

Net realized and unrealized loss	(12,587)

Net Decrease in Net Assets Resulting from Operations	$(7,368)

1	Commencement of operations

See Notes to Financial Statements.

BLACKROCK STRATEGIC INCOME PORTFOLIO	JUNE 30, 2008	9

Statement of Changes in Net Assets

Increase in Net Assets:	Period February 5, 2008[1] to June 30, 2008 (Unaudited)
Operations
Net investment income	$5,219
Net realized loss	(961)
Net change in unrealized appreciation/depreciation	(11,626)

Net decrease in net assets resulting from operations	(7,368)

Dividends to Shareholders From
Net investment income:
Institutional	(1,052)
Investor A	(2,820)
Investor C	(1,347)

Decrease in net assets resulting from dividends to shareholders	(5,219)

Capital Share Transactions
Net increase in net assets resulting from capital share transactions	857,383

Net Assets
Total increase in net assets	844,796
Beginning of period	—

End of period	$844,796

End of period undistributed net investment income	—

[1]	Commencement of operations

See Notes to Financial Statements.

10	BLACKROCK STRATEGIC INCOME PORTFOLIO	JUNE 30, 2008

Financial Highlights

	Period February 5, 2008[1] to June 30, 2008 (Unaudited)
	Institutional	Investor A	Investor C
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00	$10.00
Net investment income[2]	0.26	0.23	0.21
Net realized and unrealized loss	(0.29)	(0.26)	(0.29)

Net decrease from investment operations	(0.03)	(0.03)	(0.08)

Dividends from net investment income	(0.25)	(0.25)	(0.22)

Net asset value, end of period	$9.72	$9.72	$9.70

Total Investment Return
Based on net asset value[3]	(0.27)%	(0.35)%[4]	(0.82)%[4]

Ratios to Average Net Assets
Total expenses, net of waivers and reimbursement[5]	0.15%	0.38%	1.12%

Total expenses[5]	96.98%	73.78%	83.59%

Net investment income[5]	6.49%	5.66%	5.24%

Supplemental Data
Net assets, end of period (000)	$134	$429	$282

Portfolio turnover	14%	14%	14%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Aggregate total investment return.

4	Total investment returns exclude the effects of sales charges.

5	Annualized.

See Notes to Financial Statements.

BLACKROCK STRATEGIC INCOME PORTFOLIO	JUNE 30, 2008	11

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Funds II (the “Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2008, the Fund had 34 registered portfolios. These financial statements relate to the Fund’s Strategic Income Portfolio (the “Portfolio”). The Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. The Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Portfolio of the Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the Investor A and Investor C Shares may bear certain expenses related to the service and/or distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its service and distribution expenditures. The Portfolio generally will invest in other open-end investment companies (mutual funds) that are managed by subsidiaries of BlackRock, Inc. (collectively, the “Underlying Funds”). By owning shares of the Underlying Funds, the Portfolios indirectly invest, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Equity funds may also include funds that invest in real estate-related and other similar securities, as well as commodities. Fixed income funds may include funds that invest in domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the Underlying Funds may invest in derivatives.

The following is a summary of significant accounting policies followed by the Portfolio:

Valuation of Investments: The market value of the Portfolio’s investments in the Underlying Funds is based on the published net asset value of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the NYSE is open. Short-term securities may be valued at amortized cost.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Income, realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”), prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The administrator has evaluated the application of FIN 48 to the Portfolio and has determined that the adoption of FIN 48 does not have a material impact on the Portfolio’s financial statements. The Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.

Recent Accounting Pronouncements: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The impact on the Portfolio’s financial statement disclosures, if any, is currently being assessed.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Portfolio were expensed by the Portfolio and reimbursed by the Advisor. Offering costs are amortized over a twelve month period beginning with the commencement of operations.

Other: Expenses directly related to the Portfolio or classes are charged to that Portfolio or class. Other operating expenses shared by several Portfolios are pro-rated among those Portfolios on the basis of relative net assets or other appropriate methods. Other expenses of the Portfolio are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund, on behalf of the Portfolio, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc.

12	BLACKROCK STRATEGIC INCOME PORTFOLIO	JUNE 30, 2008

Notes to Financial Statements (continued)

The Advisor is responsible for the management of the Portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays the Advisor a monthly fee based on the average daily value of the assets attributable to the Portfolio’s direct investments in fixed-income and other securities and excludes investments in the Underlying Funds, at the following annual rates: 0.55% of the first $1 billion, 0.50% of the next $1 billion, 0.475% of the next $1 billion, and 0.45% of the assets in excess of $3 billion. There were no direct investments during the period February 5, 2008 to June 30, 2008, therefore no advisory fees were accrued.

The Advisor has entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Advisor, under which the Advisor pays BFM, for services it provides, a monthly fee that is a percentage of the advisory fee paid by the Portfolio to the Advisor.

PFPC Trust Company, (“PTC”), an indirect wholly-owned subsidiary of PNC, serves as custodian for the Portfolio. For these services, the custodian receives a fee computed daily and payable monthly, based on a percentage of the average daily gross assets of the Portfolio at the following annual rates: 0.005% of the first $400 million, 0.004% of the next $1.6 billion and 0.003% of average daily gross assets in excess of $2 billion; plus per transaction charges and other miscellaneous fees incurred on behalf of the Portfolio.

PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), formerly PFPC Inc., an indirect wholly-owned subsidiary of PNC, serves as transfer and dividend disbursing agent. Each class of the Portfolio bears the costs of transfer agent fees associated with such respective class. Transfer agency fees borne by each class of the Portfolio are comprised of those fees charged for all shareholder communications including the mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Portfolio, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

PNCGIS and the Advisor act as co-administrators for the Portfolio. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Portfolio. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of average of daily net assets in excess of $1 billion of the Portfolio. In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of average of daily net assets in excess of $1 billion. In addition, PNCGIS and the Advisor may have, at their discretion, voluntarily waived all or any portion of their administration fees for the Portfolio or a share class.

The Fund, on behalf of the Portfolio, has entered into a Distribution Agreement with BlackRock Distributors, Inc. (“BDI”), an affiliate of BlackRock, Inc. The Fund has also adopted a Distribution Plan on behalf of the Portfolio in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Portfolio pays BDI ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%

For the period February 5, 2008 to June 30, 2008, the Portfolio paid $117 to affiliates in return for distribution and sales support services.

The Advisor contractually agreed to waive or reimburse fees or expenses until February 1, 2009, in order to limit expenses. These expense limits apply to the aggregate expenses incurred on a share class (excluding; interest, taxes, brokerage commissions, expenses incurred as a result of investments in other funds and other expenses attributable to, and incurred as a result of, the Portfolio’s investments and other extraordinary expenses). This agreement is reviewed annually by the Fund’s Board of Trustees (the “Board”). The current expense limitations as a percentage of net assets are as follows:

Share Classes
Institutional	Investor A	Investor C
0.15%	0.40%	1.15%

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from the Advisor are less than the expense limit for that share class, the Advisor is entitled to be reimbursed by such share class up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio has more than $50 million in assets, (2) the Advisor or an affiliate continues to be the Portfolio’s investment advisor or administrator and (3) the Board has approved the payments to the Advisor at the previous quarterly meeting.

At June 30, 2008, the amount subject to possible future reimbursement under the expense limitation agreement was $33,113 expiring January 31, 2011.

The Advisor reimbursed organization costs of $8,696, which are a component of expenses reimbursed by advisor in the Statement of Operations.

For the period February 5, 2008 to June 30, 2008, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Portfolio’s Investor A shares of $6,294, which includes amounts paid to Hilliard Lyons, which was considered an affiliate for a portion of the period.

BLACKROCK STRATEGIC INCOME PORTFOLIO	JUNE 30, 2008	13

Notes to Financial Statements (concluded)

The Portfolio may earn income on positive cash balances in demand deposit accounts that are maintained by PNCGIS on behalf of the Portfolio. There was no income earned for the period February 5, 2008 to June 30, 2008.

Certain officers and/or trustees of the Portfolio are officers and/or trustees of BlackRock, Inc. or its affiliates.

3. Investments:

For the period February 5, 2008 to June 30, 2008, purchases and sales of securities, excluding short-term investment securities, were $866,946 and $36,558, respectively.

4. Capital Shares:

Transactions in capital shares were as follows:

	Period February 5, 2008 to June 30, 2008
	Shares	Amount
Institutional
Shares sold	13,779	$136,049
Shares issued in reinvestment of dividends	3	31

Net increase	13,782	$136,080

Investor A
Shares sold	43,925	$433,295
Shares issued in reinvestment of dividends	226	2,210

Net increase	44,151	$435,505

Investor C
Shares sold	28,962	$284,958
Shares issued in reinvestment of dividends	84	840

Net increase	29,046	$285,798

14	BLACKROCK STRATEGIC INCOME PORTFOLIO	JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of BlackRock Strategic Income Portfolio (the “Portfolio”) of BlackRock Funds II (the “Fund”) met on November 27, 2007 to consider the approval of the Fund’s proposed investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Adviser”), the Fund’s investment adviser. The Board also considered the approval of the Fund’s proposed subadvisory agreement (the “Subadvisory Agreement”) between the Adviser and BlackRock Financial Management, Inc. (the “Subadviser”). The Portfolio commenced operations in February 2008. The Adviser and the Subadviser are referred to herein as “BlackRock.” For simplicity, the Portfolio and the Fund are referred to herein as the “Fund.” The Advisory Agreement and the Subadvisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board of the Fund consists of fifteen individuals, twelve of whom are not “interested persons” of the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Trustees are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Trustee. The Board established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Trustees.

Board Considerations in Approving the Agreements

The Approval Process. At an in-person meeting held on November 27, 2007, the Board reviewed materials relating to its consideration of the Agreements. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of services; (d) economies of scale; and (e) other factors.

In determining to approve the Agreements, the Board met with the relevant investment advisory personnel from BlackRock, and considered all information they deemed reasonably necessary to evaluate the terms of the Agreements. The Board received materials in advance of the November 2007 meeting relating to its consideration of the Agreements, including: (i) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses in comparison to the fees and expense ratios of a peer group of funds as determined by Lipper (“Peers”); (ii) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (iii) information regarding fees paid to service providers that are affiliates of BlackRock; (iv) information regarding compliance records and regulatory matters relating to BlackRock; and (v) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreements.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Trustees, reviewed the nature, extent and quality of services to be provided by BlackRock. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Trustees considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Trustees considered the scope of the services provided by BlackRock to the Fund under the Agreements relative to services typically provided by third parties to other funds. The Trustees noted that the standard of care applicable under the Agreements was comparable to that found generally in investment company advisory and sub-advisory agreements. The Trustees concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Trustees, also considered the quality of the services provided by BlackRock to the Fund. The Trustees evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including their code of ethics (regulating the personal trading of their officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Trustees also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board, including the Independent Trustees, also considered information relating to the education, experience and number of investment professionals and other personnel who would provide services under the Agreements. The Trustees also took into account the time and attention to be devoted by senior management of BlackRock to the Fund. The Trustees also considered the business reputation of BlackRock and their financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreements.

B. The Investment Performance of the Fund and BlackRock: The Board did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations. The Board, including the Independent Trustees, however, previously received and considered information about BlackRock’s investment performance for the underlying funds in which the Fund invests.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from the Relationship with the Fund: In connection with the initial approval of the Agreements, the Board, including the Independent Trustees, considered the fees and expense ratios of each class of shares of the Fund. They compared the fees, both before and after any fee waivers and expense reimbursements, and expense ratios of the Fund against fees and expense

15

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

ratios of its Peers. The Board also took into account that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases, thereby allowing shareholders the potential to participate in economies of scale. The Trustees also were provided with information about the services rendered, and the fee rates offered, to other clients advised by BlackRock. Because the Fund had not commenced operations as of the date of the November 2007 meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.

Following consideration of this information, the Board, including the Independent Trustees, concluded that the fees to be paid pursuant to the Agreements were fair and reasonable in light of the services provided.

D. Economies of Scale: Since the Fund is newly formed, BlackRock was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any. The Board, including the Independent Trustees, however, did consider the extent to which economies of scale might be realized in respect of the management of the Portfolio with other portfolios of the Fund. The Board also considered the fee waivers and expense reimbursement arrangements by BlackRock with respect to the Fund.

E. Other Factors: The Board, including the Independent Trustees, also took into account other potential benefits to BlackRock and its affiliates, such as the ability to leverage investment professionals that also manage other portfolios, an increase in BlackRock’s profile in the broker-dealer community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, transfer agency, distribution and custodial services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by transactions in the Fund to assist itself in managing all or a number of its other client accounts.

The Board, including all of the Independent Trustees, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Fund were consistent with those generally available to other mutual fund sponsors.

Conclusion

The Board approved the Advisory Agreement between the Adviser and the Fund for a two-year term and the Subadvisory Agreement between the Adviser and the Subadviser for a two-year term. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Agreements were in the best interest of the Fund and the Fund’s shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination.

16

Officers and Trustees

Robert M. Hernandez, Chairman of the Board, Member of the Audit Committee and Trustee

Fred G. Weiss, Vice Chairman of the Board, Chairman of the Audit Committee and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Richard S. Davis, Trustee

Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

Jean Margo Reid, Trustee

David H. Walsh, Trustee

Richard R. West, Member of the Audit Committee and Trustee

Donald C. Burke, Fund President and Chief Executive Officer

Anne F. Ackerley, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Brian P. Kindelan, Chief Compliance Officer of the Fund

Howard Surloff, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Custodian

PFPC Trust Company

Philadelphia, PA 19153

Co-Administrator and Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Wilmington, DE 19809

Distributor

BlackRock Distributors, Inc.

King of Prussia, PA 19406

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Fund Address

BlackRock Funds II

100 Bellevue Parkway

Wilmington, DE 19809

BLACKROCK STRATEGIC INCOME PORTFOLIO	JUNE 30, 2008	17

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at

http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

18	BLACKROCK STRATEGIC INCOME PORTFOLIO	JUNE 30, 2008

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at www.blackrock.com; (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information (if any) on how proxies relating to the Fund’s voting securities were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge on our website at www.blackrock.com, by calling (800) 441-7762 or on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRA’s, SEP IRA’s and 403(b) Plans.

BLACKROCK STRATEGIC INCOME PORTFOLIO	JUNE 30, 2008	19

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Science & Technology Opportunities Portfolio	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†		BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Healthcare Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Income Builder Portfolio	BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government Bond Portfolio	BlackRock Total Return Fund
BlackRock Government Income Portfolio		BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Low Duration Bond Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

20	BLACKROCK STRATEGIC INCOME PORTFOLIO	JUNE 30, 2008

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Portfolio unless accompanied or preceded by the Portfolio’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SIP-6/08-SAR

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule -15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Funds II

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: August 22, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: August 22, 2008